Quarterly Holdings Report
for

Fidelity® Series Government Bond Index Fund

November 30, 2020

XGB-QTLY-0121
1.9891227.102

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.7%
Fannie Mae:
0.25% 7/10/23	$2,769,000	$2,769,383
0.625% 4/22/25	814,000	822,893
0.875% 8/5/30	572,000	560,016
1.375% 9/6/22	1,657,000	1,692,907
1.625% 1/7/25	15,000	15,771
1.875% 9/24/26	674,000	724,068
2% 10/5/22	5,000	5,168
2.125% 4/24/26	221,000	240,113
2.5% 2/5/24	690,000	739,176
2.625% 9/6/24	125,000	136,036
5.625% 7/15/37	163,000	260,888
6.25% 5/15/29	71,000	101,537
7.125% 1/15/30	6,000	9,204
Freddie Mac:
2.75% 6/19/23	11,000	11,707
6.25% 7/15/32	585,000	906,325
6.75% 9/15/29	185,000	275,503
6.75% 3/15/31	173,000	266,737
		9,537,432
U.S. Treasury Obligations - 94.4%
U.S. Treasury Bonds:
1.125% 5/15/40	1,491,000	1,432,525
1.125% 8/15/40	3,082,000	2,953,423
1.25% 5/15/50	1,501,000	1,382,093
1.375% 11/15/40	2,197,000	2,200,776
1.375% 8/15/50	1,859,000	1,766,340
1.625% 11/15/50	706,000	713,391
2% 2/15/50	2,399,000	2,643,492
2.25% 8/15/49	1,447,000	1,679,424
2.375% 11/15/49	175,000	208,435
2.5% 2/15/45	10,000	12,071
2.75% 8/15/47	1,951,000	2,477,922
2.875% 5/15/43	10,000	12,801
2.875% 8/15/45	66,000	84,990
2.875% 11/15/46	3,005,000	3,887,484
2.875% 5/15/49	391,000	511,816
3% 5/15/42	158,000	205,826
3% 11/15/44	135,000	176,887
3% 5/15/45	303,000	397,901
3% 11/15/45 (a)	732,000	963,953
3% 2/15/47	1,473,000	1,950,229
3% 5/15/47	808,000	1,071,168
3% 2/15/48	636,000	845,557
3% 8/15/48	519,000	691,730
3% 2/15/49	420,000	561,373
3.125% 2/15/43	137,000	182,060
3.125% 8/15/44	233,000	311,082
3.125% 5/15/48	2,743,000	3,730,159
3.375% 5/15/44	1,939,000	2,685,364
3.375% 11/15/48	3,238,000	4,608,964
3.625% 8/15/43	81,000	115,824
3.625% 2/15/44	600,000	860,109
3.75% 8/15/41	275,000	395,613
3.75% 11/15/43	6,095,000	8,882,034
3.875% 8/15/40	1,136,000	1,648,842
4.25% 11/15/40	92,000	140,038
4.5% 2/15/36	861,000	1,277,845
4.625% 2/15/40	189,000	298,406
4.75% 2/15/41	12,000	19,418
5% 5/15/37 (a)	13,000	20,613
5.25% 11/15/28	5,000	6,774
6.125% 8/15/29	443,000	645,932
U.S. Treasury Notes:
0.125% 5/31/22	877,000	876,897
0.125% 8/31/22	3,106,000	3,104,908
0.125% 9/30/22	534,000	533,854
0.125% 10/31/22	212,000	211,917
0.125% 11/30/22	9,182,000	9,177,691
0.25% 4/15/23	2,872,000	2,877,834
0.25% 5/31/25	1,615,000	1,609,827
0.25% 6/30/25	166,000	165,371
0.25% 7/31/25	1,954,000	1,946,062
0.25% 8/31/25	380,000	378,308
0.25% 10/31/25	2,441,000	2,428,223
0.375% 3/31/22	8,959,000	8,986,997
0.375% 4/30/25	3,668,000	3,677,457
0.375% 7/31/27 (a)	80,000	78,919
0.375% 9/30/27	1,396,000	1,374,624
0.5% 3/15/23	95,000	95,724
0.5% 3/31/25	202,000	203,657
0.5% 4/30/27	3,091,000	3,079,771
0.5% 6/30/27	2,645,000	2,632,188
0.5% 8/31/27	3,933,000	3,908,726
0.625% 3/31/27	1,366,000	1,372,990
0.625% 11/30/27	1,727,000	1,727,540
0.625% 5/15/30	1,227,000	1,205,336
0.625% 8/15/30	3,113,000	3,050,254
0.875% 11/15/30	395,000	395,926
1.125% 2/28/22	2,265,000	2,293,666
1.125% 2/28/25	827,000	855,751
1.25% 7/31/23	624,000	641,818
1.25% 8/31/24	2,896,000	3,003,129
1.375% 2/15/23	687,000	705,356
1.375% 1/31/25	66,000	68,942
1.375% 8/31/26	3,658,000	3,846,044
1.5% 8/15/22	2,743,000	2,806,218
1.5% 9/15/22	5,088,000	5,210,629
1.5% 1/15/23	3,496,000	3,595,418
1.5% 9/30/24	1,066,000	1,116,219
1.5% 10/31/24	641,000	671,623
1.5% 11/30/24	4,483,000	4,700,496
1.5% 8/15/26	192,000	203,213
1.5% 2/15/30	4,468,000	4,748,646
1.625% 8/31/22	585,000	600,036
1.625% 11/15/22	211,000	217,058
1.625% 12/15/22	4,336,000	4,466,080
1.625% 2/15/26	10,000	10,632
1.625% 5/15/26	222,000	236,300
1.625% 9/30/26	199,000	212,106
1.625% 8/15/29 (a)	349,000	374,684
1.75% 6/30/22	207,000	212,264
1.75% 7/15/22	2,004,000	2,056,214
1.75% 1/31/23	2,671,000	2,763,337
1.75% 6/30/24	1,098,000	1,157,103
1.75% 7/31/24	720,000	759,488
1.75% 12/31/24	1,000	1,059
1.75% 11/15/29 (a)	261,000	283,267
1.875% 7/31/26	105,000	113,338
2% 7/31/22	198,000	204,095
2% 10/31/22	1,355,000	1,402,743
2% 11/30/22	242,000	250,914
2% 5/31/24	1,618,000	1,717,798
2% 2/15/25	56,000	59,979
2% 8/15/25	422,000	454,689
2% 11/15/26	2,583,000	2,811,232
2.125% 5/15/22	655,000	673,857
2.125% 12/31/22	69,000	71,817
2.125% 3/31/24	2,417,000	2,569,573
2.125% 5/15/25	734,000	792,491
2.25% 4/15/22	3,309,000	3,405,426
2.25% 4/30/24	2,642,000	2,823,844
2.25% 11/15/24	196,000	211,182
2.25% 12/31/24	24,000	25,912
2.25% 2/15/27	1,829,000	2,022,402
2.25% 8/15/27	1,597,000	1,773,044
2.25% 11/15/27	1,198,000	1,332,915
2.375% 3/15/22	1,508,000	1,551,532
2.375% 1/31/23	92,000	96,399
2.375% 2/29/24	6,467,000	6,919,185
2.375% 8/15/24	200,000	215,680
2.375% 4/30/26	626,000	691,461
2.375% 5/15/27	2,224,000	2,482,540
2.375% 5/15/29	667,000	756,315
2.5% 1/15/22	191,000	196,044
2.5% 2/15/22	3,361,000	3,457,629
2.5% 3/31/23	67,000	70,638
2.5% 1/31/24	7,562,000	8,109,654
2.5% 5/15/24	200,000	215,602
2.5% 2/28/26	1,670,000	1,852,069
2.625% 12/15/21	259,000	265,738
2.625% 2/28/23	122,000	128,739
2.625% 6/30/23	4,568,000	4,856,177
2.625% 12/31/23	223,000	239,594
2.625% 3/31/25	1,463,000	1,608,614
2.625% 12/31/25	1,867,000	2,077,621
2.625% 1/31/26	998,000	1,111,912
2.625% 2/15/29	994,000	1,144,808
2.75% 5/31/23	237,000	252,211
2.75% 7/31/23	425,000	454,152
2.75% 8/31/23	23,000	24,618
2.75% 11/15/23	202,000	217,276
2.75% 2/28/25	40,000	44,134
2.75% 6/30/25	1,403,000	1,557,111
2.75% 8/31/25	17,000	18,920
2.75% 2/15/28	1,629,000	1,873,032
2.875% 9/30/23	2,531,000	2,723,297
2.875% 10/31/23	36,000	38,815
2.875% 11/30/23	870,000	939,736
2.875% 4/30/25	4,817,000	5,357,219
2.875% 5/31/25	104,000	115,834
2.875% 7/31/25	3,667,000	4,097,443
2.875% 11/30/25	629,000	706,863
2.875% 5/15/28	1,090,000	1,266,529
2.875% 8/15/28	2,812,000	3,276,200
3% 9/30/25	29,000	32,674
3% 10/31/25	3,689,000	4,162,518
3.125% 11/15/28	2,375,000	2,820,869
		248,323,134
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $246,940,289)		257,860,566
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.09% (b)	7,702,134	$7,703,674
Fidelity Securities Lending Cash Central Fund 0.09% (b)(c)	1,825,935	1,826,118
TOTAL MONEY MARKET FUNDS
(Cost $9,529,792)		9,529,792
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $256,470,081)		267,390,358
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(4,407,854)
NET ASSETS - 100%		$262,982,504

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,536
Fidelity Securities Lending Cash Central Fund	215
Total	$2,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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